Acquisitions - Additional Information (Detail)				1 Months Ended						6 Months Ended		1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jul. 31, 2013 Payment Solution AG USD ($)	Jul. 31, 2013 Payment Solution AG EUR (€)	Apr. 02, 2012 Payment Solution AG USD ($)	Jan. 30, 2012 Payment Solution AG USD ($)	Jul. 18, 2011 Polyright SA USD ($)	Jul. 18, 2011 Polyright SA CHF	Dec. 31, 2012 Polyright SA	Jun. 30, 2012 Polyright SA USD ($)	Jan. 30, 2012 Id On Demand Inc	May 02, 2011 Id On Demand Inc USD ($)
Business Acquisition [Line Items]
Percentage of outstanding shares acquired				93.70%	93.70%	82.50%	58.80%						95.80%
Business acquisition, issued share						548,114	1,357,758
Business acquisition, percentage of outstanding common stock issued							2.40%
Business acquisition, issued share value				$ 200,000	€ 165,000	$ 1,200,000	$ 3,000,000
Fair value of controlling and non controlling interest							5,200,000						10,600,000
Fair value of net identifiable liabilities acquired							8,100,000
Goodwill	8,991,000	24,664,000	59,044,000				13,300,000
Business acquisition, purchase price								3,100,000	2,550,000
Potential earn-out payments period								30 months	30 months
Fair value of contingent consideration								3,400,000
Contingent consideration for earn-out liability recognized								$ 300,000			$ 100,000
Share issued as payment of earn-out liability										56,834
Lockup period for shares issued in connection with earn-out													12 months
Percentage of ownership interest acquired												100.00%